Pioneer Securitized Income Fund
Schedule of Investments  |  October 31, 2022

A: SIFFX	Y: SYFFX

Schedule of Investments  |  10/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 109.8%
	Asset Backed Securities — 45.1% of Net Assets
380,000(a)	ACREC, Ltd., Series 2021-FL1, Class D, 6.093% (1 Month USD LIBOR + 265 bps), 10/16/36 (144A)	$ 348,942
250,000(a)	AIG CLO LLC, Series 2020-1A, Class ER, 10.379% (3 Month USD LIBOR + 630 bps), 4/15/34 (144A)	205,262
120,000	AMSR Trust, Series 2022-SFR3, Class E2, 4.00%, 10/17/39 (144A)	95,314
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	510,292
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	365,028
200,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	198,533
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	306,805
281,575	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	209,665
650,000	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	635,106
600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	577,514
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	194,427
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	373,858
150,215	Diamond Resorts Owner Trust, Series 2018-1, Class D, 5.90%, 1/21/31 (144A)	146,015
91,902	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	88,418
250,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/28	231,511
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	194,903
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	458,316
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	582,330
400,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 8.197% (SOFR30A + 575 bps), 4/1/24 (144A)	399,040
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	156,744
1Pioneer Securitized Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.855% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	$ 246,880
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	550,828
250,000	Libra Solutions LLC, Series 2022-2A, Class B, 9.066%, 10/15/34 (144A)	246,780
250,000(a)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 10.429% (3 Month USD LIBOR + 635 bps), 7/15/34 (144A)	203,020
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	209,089
250,000(a)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 11.529% (3 Month USD LIBOR + 745 bps), 10/15/34 (144A)	207,138
270,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	252,960
400,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	360,263
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	350,390
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	161,152
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	76,700
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	613,476
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	618,083
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	463,004
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	474,419
350,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	337,534
150,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27 (144A)	143,715
	Total Asset Backed Securities (Cost $12,777,037)	$11,793,454

	Collateralized Mortgage Obligations—32.0% of Net Assets
206,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 6.847% (SOFR30A + 385 bps), 9/25/31 (144A)	$ 176,255
583,165(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	532,147
Pioneer Securitized Income Fund |  | 10/31/222

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
480,000(b)	CFMT LLC, Series 2020-HB4, Class M5, 6.00%, 12/26/30 (144A)	$ 438,580
250,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 8.997% (SOFR30A + 600 bps), 10/25/41 (144A)	213,988
190,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 8.997% (SOFR30A + 600 bps), 12/25/41 (144A)	162,636
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 7.247% (SOFR30A + 425 bps), 4/25/34 (144A)	270,641
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 9.197% (SOFR30A + 620 bps), 11/25/41 (144A)	85,042
89,762(b)	FARM 21-1 Mortgage Trust, Series 2021-1, Class B, 3.238%, 7/25/51 (144A)	60,608
6,520,011(b)(c)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.207%, 6/1/51 (144A)	62,939
150,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B2, 12.936% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	158,879
220,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2, 12.986% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	240,430
280,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 10.097% (SOFR30A + 710 bps), 1/25/42 (144A)	221,429
280,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 7.747% (SOFR30A + 475 bps), 2/25/42 (144A)	247,040
170,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1B, 6.697% (SOFR30A + 370 bps), 9/25/42 (144A)	168,835
500,000(a)	Freddie Mac STACR Trust, Series 2018-HQA2, Class B2, 14.586% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	543,860
299,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 11.736% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	293,020
500,000(a)	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1, 6.586% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	436,372
400,000(a)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 7.884% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	314,845
3Pioneer Securitized Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
200,000(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	$ 177,224
300,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 10.586% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	297,630
500,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 7.147% (SOFR30A + 415 bps), 1/25/34 (144A)	443,884
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 11.997% (SOFR30A + 900 bps), 10/25/34 (144A)	163,535
4,312,847(b)(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.225%, 7/25/51 (144A)	48,258
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.306%, 9/25/56 (144A)	123,592
8,506,213(b)(c)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.123%, 12/25/51 (144A)	47,508
7,266,150(b)(c)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.124%, 12/25/51 (144A)	40,965
150,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 7.397% (SOFR30A + 440 bps), 4/25/34 (144A)	132,134
500,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 6.586% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	447,471
450,000(b)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	324,675
500,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 7.786% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	485,239
500,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.086% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	526,911
150,000(a)	Triangle Re, Ltd., Series 2020-1, Class B1, 11.336% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	150,589
150,000(a)	Triangle Re, Ltd., Series 2021-3, Class B1, 7.947% (SOFR30A + 495 bps), 2/25/34 (144A)	133,310
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 6.747% (SOFR30A + 375 bps), 2/25/34 (144A)	182,376
	Total Collateralized Mortgage Obligations (Cost $9,280,307)	$8,352,847

	Commercial Mortgage-Backed Securities—13.0% of Net Assets
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 5.812% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	$ 91,025
500,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	421,162
Pioneer Securitized Income Fund |  | 10/31/224

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 10.747% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 235,556
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 9.847% (SOFR30A + 685 bps), 11/25/51 (144A)	217,931
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 6.997% (SOFR30A + 400 bps), 11/25/51 (144A)	216,557
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 5.99% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	232,666
500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.336% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	463,527
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	415,683
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 6.912% (1 Month USD LIBOR + 350 bps), 7/15/36 (144A)	474,818
260,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 4.786% (1 Month USD LIBOR + 120 bps), 7/25/36 (144A)	245,173
452,064(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	367,228
	Total Commercial Mortgage-Backed Securities (Cost $3,661,255)	$3,381,326

	Corporate Bonds — 0.5% of Net Assets
	Airlines — 0.5%
87,532	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 85,152
59,436	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	55,161
	Total Airlines	$140,313
	Total Corporate Bonds (Cost $146,968)	$140,313

5Pioneer Securitized Income Fund |  | 10/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 8.6% of Net Assets
1,300,000	Federal National Mortgage Association, 5.000%, 11/1/52 (TBA)	$ 1,253,535
1,000,000	Federal National Mortgage Association, 5.500%, 11/1/52 (TBA)	986,284
	Total U.S. Government and Agency Obligations (Cost $2,264,977)	$2,239,819

Shares
	SHORT TERM INVESTMENTS — 10.6% of Net Assets
	Open-End Fund — 10.6%
2,769,378(d)	Dreyfus Government Cash Management, Institutional Shares, 2.91%	$ 2,769,378
		$2,769,378
	TOTAL SHORT TERM INVESTMENTS (Cost $2,769,378)	$2,769,378
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 109.8% (Cost $30,899,922)	$28,677,137
	OTHER ASSETS AND LIABILITIES — (9.8)%	$(2,549,912)
	net assets — 100.0%	$26,127,225

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2022, the value of these securities amounted to $23,186,365, or 88.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2022.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2022.
(c)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2022.
Pioneer Securitized Income Fund |  | 10/31/226

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$11,793,454	$—	$11,793,454
Collateralized Mortgage Obligations	—	8,352,847	—	8,352,847
Commercial Mortgage-Backed Securities	—	3,381,326	—	3,381,326
Corporate Bonds	—	140,313	—	140,313
U.S. Government and Agency Obligations	—	2,239,819	—	2,239,819
Open-End Fund	2,769,378	—	—	2,769,378
Total Investments in Securities	$2,769,378	$25,907,759	$—	$28,677,137
During the three months ended October 31, 2022, there were no transfers in or out of Level 3.
7Pioneer Securitized Income Fund |  | 10/31/22